Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended		1 Months Ended	0 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Jan. 22, 2014	Mar. 31, 2014	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Mar. 28, 2014 JointVenture	Jan. 09, 2014 JointVenture	Jun. 27, 2014 Revolving Credit Facility	Jun. 28, 2013 Fair Value Adjustment to Inventory	Feb. 28, 2013 Senior Secured Credit Facilities	Feb. 28, 2013 Senior Secured Credit Facilities Revolving Credit Facility	Jun. 30, 2014 Subsequent Event	Jun. 30, 2014 Subsequent Event	Jun. 30, 2014 Subsequent Event Senior Secured Credit Facilities	Jun. 30, 2014 Subsequent Event Senior Secured Credit Facilities First Lien Senior Secured Notes	Jun. 30, 2014 Subsequent Event Senior Secured Credit Facilities First Lien Senior Secured Notes	Jun. 30, 2014 Subsequent Event Senior Secured Credit Facilities Second Lien Senior Secured Notes	Jun. 30, 2014 Subsequent Event Senior Secured Credit Facilities Second Lien Senior Secured Notes	Jun. 30, 2014 Subsequent Event Senior Secured Credit Facilities Revolving Credit Facility	Jun. 30, 2014 Subsequent Event Senior Secured Credit Facilities Revolving Credit Facility	Jun. 30, 2014 Subsequent Event Majority-Owned Subsidiary, Unconsolidated
Subsequent Event [Line Items]
Acquired percentage of JPHI															100.00%
Purchase price of acquisition														$ 538,650,000
Percentage of subsidiary owned														18.20%									81.80%
Excess amount of normalized working capital requirements														10,751,000
Credit facility, maximum borrowing capacity										35,000,000		260,000,000	35,000,000			460,000,000		310,000,000		110,000,000		40,000,000
Debt instrument term													5 years				7 years		8 years		5 years
Business combination, transaction-related expenses			4,800,000		9,800,000
Amount adjusted in pro forma earnings attributable to common shareholders			1,650,000	3,758,000	3,537,000	(2,879,000)					3,900,000
Equity ownership percentage								50.00%	50.00%
Number of joint ventures								2	2
Disposal price of joint venture								11,500,000	11,500,000
Proceeds from sale of joint ventures	$ 7,500,000	$ 4,000,000			$ 11,500,000
Term of purchase agreement					3 years		3 years